Note 2 - Summary of Significant Accounting Policies (Details Textual) - Canadian Government Grants [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Grants Received	30	11
Grants Receivable	$ 1,100,000	$ 778,000
Minimum [Member]
Grant Term	180 days	180 days
Maximum [Member]
Grant Term	1 year 180 days	1 year 180 days